UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.59%

Aerospace & Defense 4.79%

Boeing Co. (The)	807,600	$97,017
Honeywell International, Inc.	351,400	36,264
Lockheed Martin Corp.	273,800	57,772
Raytheon Co.	180,900	23,199
Rockwell Collins, Inc.	122,000	9,867
United Technologies Corp.	627,600	55,034
Total		279,153

Automobiles 3.00%

Ford Motor Co.	8,766,400	104,671
General Motors Co.	2,364,300	70,078
Total		174,749

Banks 7.55%

BB&T Corp.	1,334,549	43,586
Fifth Third Bancorp	5,169,970	81,686
JPMorgan Chase & Co.	3,265,242	194,282
M&T Bank Corp.	186,100	20,504
People’s United Financial, Inc.	750,300	10,782
Wells Fargo & Co.	1,768,785	88,846
Total		439,686

Beverages 0.74%

Molson Coors Brewing Co. Class B	131,500	11,898
PepsiCo, Inc.	314,900	31,270
Total		43,168

Biotechnology 0.35%

AbbVie, Inc.	373,200	20,489

Capital Markets 1.99%

Ameriprise Financial, Inc.	635,000	57,563
Invesco Ltd.	1,056,900	31,633
Lazard Ltd. Class A	160,000	5,758
TD Ameritrade Holding Corp.	770,600	21,253
Total		116,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Chemicals 2.41%

Celanese Corp. Series A	424,200	$27,009
CF Industries Holdings, Inc.	1,018,800	30,564
Eastman Chemical Co.	472,000	28,891
Huntsman Corp.	1,827,107	15,768
LyondellBasell Industries NV Class A	490,800	38,268
Total		140,500

Commercial Services & Supplies 0.87%

KAR Auction Services, Inc.	663,200	22,164
Pitney Bowes, Inc.	818,000	16,017
R.R. Donnelley & Sons Co.	900,600	12,581
Total		50,762

Communications Equipment 3.66%

Cisco Systems, Inc.	1,029,900	24,502
Harris Corp.	84,100	7,314
Juniper Networks, Inc.	1,655,300	39,065
Motorola Solutions, Inc.	453,500	30,280
QUALCOMM, Inc.	2,468,700	111,931
Total		213,092

Consumer Finance 0.57%

Capital One Financial Corp.	287,600	18,872
Navient Corp.	1,502,800	14,367
Total		33,239

Containers & Packaging 1.28%

Avery Dennison Corp.	97,000	5,906
International Paper Co.	1,383,700	47,336
WestRock Co.	599,700	21,158
Total		74,400

Diversified Consumer Services 0.25%

H&R Block, Inc.	425,000	14,471

Diversified Telecommunication Services 3.76%

AT&T, Inc.	3,705,549	133,622
Verizon Communications, Inc.	1,714,951	85,696
Total		219,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Electric: Utilities 4.51%

Duke Energy Corp.	1,088,839	$81,990
Edison International	153,000	9,455
Great Plains Energy, Inc.	272,000	7,583
PPL Corp.	706,700	24,777
Southern Co. (The)	1,692,000	82,773
Westar Energy, Inc.	335,600	14,619
Xcel Energy, Inc.	1,086,400	41,522
Total		262,719

Electrical Equipment 1.08%

Eaton Corp. plc	1,245,400	62,905

Energy Equipment & Services 1.65%

National Oilwell Varco, Inc.	350,300	11,399
Schlumberger Ltd.	1,172,600	84,744
Total		96,143

Food & Staples Retailing 2.37%

Wal-Mart Stores, Inc.	1,050,300	69,698
Walgreens Boots Alliance, Inc.	858,800	68,463
Total		138,161

Food Products 2.11%

Archer-Daniels-Midland Co.	1,083,400	38,298
ConAgra Foods, Inc.	1,062,500	44,243
Ingredion, Inc.	73,400	7,393
Kraft Heinz Co. (The)	419,000	32,707
Total		122,641

Health Care Equipment & Supplies 0.68%

Medtronic plc (Ireland)(a)	524,400	39,812

Health Care Providers & Services 1.38%

Cardinal Health, Inc.	578,800	47,097
UnitedHealth Group, Inc.	290,200	33,419
Total		80,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.11%

Brinker International, Inc.	156,200	$7,769
Darden Restaurants, Inc.	594,600	37,496
Dunkin’ Brands Group, Inc.	489,500	19,267
Total		64,532

Household Durables 1.13%

Tupperware Brands Corp.	168,300	7,814
Whirlpool Corp.	433,800	58,299
Total		66,113

Household Products 1.34%

Procter & Gamble Co. (The)	955,200	78,030

Independent Power and Renewable Electricity Producer 0.11%

AES Corp.	694,900	6,602

Industrial Conglomerates 2.91%

General Electric Co.	5,825,355	169,518

Information Technology Services 3.23%

Broadridge Financial Solutions, Inc.	114,400	6,127
Fidelity National Information Services, Inc.	659,300	39,380
International Business Machines Corp.	761,950	95,084
Western Union Co. (The)	2,654,700	47,360
Total		187,951

Insurance 7.44%

Allstate Corp. (The)	1,186,100	71,878
AmTrust Financial Services, Inc.	381,700	21,830
Arthur J Gallagher & Co.	350,700	13,200
Chubb Ltd. (Switzerland)(a)	770,600	87,132
Everest Re Group Ltd.	157,400	28,165
Hanover Insurance Group, Inc. (The)	94,700	7,717
Hartford Financial Services Group, Inc. (The)	391,900	15,747
Progressive Corp. (The)	305,000	9,531
Prudential Financial, Inc.	1,238,900	86,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Insurance (continued)

Reinsurance Group of America, Inc.	136,700	$11,514
Travelers Cos., Inc. (The)	82,400	8,820
Unum Group	431,400	12,355
Validus Holdings Ltd.	266,600	11,794
XL Group plc (Ireland)(a)	1,296,500	47,011
Total		433,516

Leisure Product 0.84%

Hasbro, Inc.	658,200	48,891

Machinery 1.21%
Cummins, Inc.	445,100	40,010
Stanley Black & Decker, Inc.	100,200	9,453
Trinity Industries, Inc.	968,600	20,747
Total		70,210

Media 1.17%

Comcast Corp. Class A	1,219,650	67,947

Multi-Line Retail 1.59%

Target Corp.	1,280,400	92,727

Multi-Utilities 1.58%

Ameren Corp.	319,500	14,352
Public Service Enterprise Group, Inc.	270,500	11,171
SCANA Corp.	404,000	25,432
Sempra Energy	431,300	40,866
Total		91,821

Oil, Gas & Consumable Fuels 9.06%

Chevron Corp.	2,475,632	214,068
ConocoPhillips	1,616,400	63,169
Devon Energy Corp.	467,600	13,046
Exxon Mobil Corp.	331,300	25,792
Kinder Morgan, Inc.	2,350,200	38,661
Occidental Petroleum Corp.	578,684	39,831
PBF Energy, Inc. Class A	254,600	8,908
Spectra Energy Corp.	806,600	22,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Valero Energy Corp.	1,508,050	$102,351
Total		527,967

Personal Products 0.27%

Herbalife Ltd.*	342,448	15,824

Pharmaceuticals 6.56%

Eli Lilly & Co.	1,365,600	108,019
Johnson & Johnson	739,500	77,233
Pfizer, Inc.	6,469,600	197,258
Total		382,510

Professional Services 0.50%

Nielsen Holdings plc	605,600	29,166

Real Estate Investment Trusts 4.77%

Alexandria Real Estate Equities, Inc.	261,300	20,690
Annaly Capital Management, Inc.	1,288,900	12,245
AvalonBay Communities, Inc.	395,450	67,816
Duke Realty Corp.	1,160,000	23,351
Gaming and Leisure Properties, Inc.	234,700	6,121
General Growth Properties, Inc.	2,449,100	68,673
Healthcare Trust of America, Inc. Class A	367,100	10,293
Prologis, Inc.	742,600	29,310
SL Green Realty Corp.	202,400	19,554
Starwood Property Trust, Inc.	339,300	6,460
UDR, Inc.	232,900	8,289
Welltower, Inc.	85,800	5,338
Total		278,140

Road & Rail 0.53%

Union Pacific Corp.	432,300	31,126

Semiconductors & Semiconductor Equipment 3.14%

Cypress Semiconductor Corp.*	1,527,800	12,008
Intel Corp.	4,778,100	148,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

NVIDIA Corp.	778,100	$22,791
Total		183,016

Software 0.76%

Microsoft Corp.	800,800	44,116

Specialty Retail 0.21%

GameStop Corp. Class A	471,900	12,368

Technology Hardware, Storage & Peripherals 2.08%

Apple, Inc.	1,245,925	121,278

Tobacco 2.91%

Altria Group, Inc.	1,081,549	66,093
Reynolds American, Inc.	2,067,100	103,252
Total		169,345

Trading Companies & Distributors 0.14%

Watsco, Inc.	70,900	8,239
Total Common Stocks (cost $6,078,303,322)		5,803,084

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement

Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $24,125,000 of U.S. Treasury Note at 1.375% due 6/30/2018; value: $24,436,020; proceeds: $23,954,801 (cost $23,954,741)	$23,955	23,955
Total Investments in Securities 100.00% (cost $6,102,258,063)		5,827,039
Cash and Other Assets in Excess of Liabilities(b) 0.00%		108
Net Assets 100.00%		$5,827,147

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2016

Open Futures Contracts at January 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2016	243	Long	$23,450,715	$(966,121)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,803,084	$—	$—	$5,803,084
Repurchase Agreement	—	23,955	—	23,955
Total	$5,803,084	$23,955	$—	$5,827,039
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(966)	—	—	(966)
Total	$(966)	$—	$—	$(966)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended January 31, 2016 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2016, the Fund had futures contracts with a cumulated unrealized depreciation of $966,121, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of January 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,117,730,966
Gross unrealized gain	351,350,763
Gross unrealized loss	(642,042,442)
Net unrealized security loss	$(290,691,679)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016